Earnings (Loss) Per Share (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
LOSS PER SHARE:
Antidilutive Securities Excluded from Computation of Earnings Per Share	132,174,660	92,323,468	134,212,426	94,290,134